BALANCE SHEET - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 1,011,395	$ 1,365,240	$ 52,489
Deferred offering costs			437,375
Prepaid assets	107,501	136,399
Total current assets	1,118,896	1,501,639	489,864
Deferred income tax	15,079	2,353
Investments and cash held in Trust Account	406,397,612	406,434,959
Total assets	407,531,587	407,938,951	489,864
Current liabilities:
Accrued expenses, formation and offering costs	85,889	53,203	335,418
State franchise tax accrual	20,000	200,000	1,431
Notes and advances payable—related party			150,000
Current income tax and interest payable	194,654	1,102,662
Total current liabilities	300,543	1,355,865	486,849
Deferred underwriting compensation	14,000,000	14,000,000
Total liabilities	14,300,543	15,355,865	486,849
Commitments and Contingencies:
Class A subject to possible redemption, 38,713,476 and 38,713,476 shares at June 30, 2020 and December 31, 2019, respectively (at redemption value of $10 per share)	387,134,760	387,134,760
Stockholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital	24,006	24,006	23,922
Retained earnings/(accumulated deficit)	6,071,149	5,423,191	(21,985)
Total stockholders' equity	6,096,284	5,448,326	3,015
Total liabilities and stockholders' equity	407,531,587	407,938,951	489,864
Class A Common Stock
Stockholders' equity:
Common stock value	129	129
Total stockholders' equity	129	129
Class F Common Stock
Stockholders' equity:
Common stock value	1,000	1,000	1,078
Total stockholders' equity	$ 1,000	$ 1,000	$ 1,078